Explanatory Note: Incorporated herein by reference is the definitive version of SunAmerica Income Fund’s prospectus filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 2, 2015 (SEC Accession No. 0001193125-15-029696).